UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

LIQUID RESERVES PORTFOLIO

FORM N-Q

MAY 31, 2011

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.7%
Bank Notes - 2.5%
Bank of America N.A.	0.543%	6/22/11	$230,000,000	$230,003,379	(a)
Bank of America N.A.	0.370%	9/9/11	325,000,000	325,000,000
Bank of America N.A.	0.310%	10/5/11	200,000,000	200,000,000
JPMorgan Chase Bank N.A.	0.304%	5/18/12	100,000,000	100,000,000	(a)

Total Bank Notes				855,003,379

Certificates of Deposit - 30.2%
Bank of Nova Scotia	0.325%	5/7/12	300,000,000	300,000,000	(a)
Bank of Nova Scotia	0.510%	6/11/12	25,000,000	25,049,158	(a)
Bank of Tokyo Mitsubishi	0.280%	8/10/11	414,000,000	414,000,000
Bank of Tokyo Mitsubishi	0.250%	8/22/11	300,000,000	300,000,000
Barclays Bank PLC	0.556%	6/8/11	400,000,000	400,000,000
Barclays Bank PLC	0.570%	7/18/11	100,000,000	100,000,000
Barclays Bank PLC	0.657%	1/19/12	270,000,000	270,000,000	(a)
BNP Paribas NY Branch	0.759%	6/22/11	400,000,000	400,000,000	(a)
BNP Paribas NY Branch	0.560%	8/10/11	100,000,000	100,000,000
BNP Paribas NY Branch	0.548%	11/15/11	115,000,000	115,000,000	(a)
BNP Paribas NY Branch	0.380%	11/23/11	200,000,000	200,000,000
Canadian Imperial Bank	0.297%	2/17/12	325,000,000	325,000,000	(a)
Credit Agricole Corporate and Investment Bank	0.530%	8/9/11	250,000,000	250,000,000
Credit Agricole Corporate and Investment Bank	0.530%	8/26/11	350,000,000	350,000,000
Credit Agricole Corporate and Investment Bank	0.666%	10/7/11	125,000,000	125,000,000	(a)
Credit Suisse NY	0.318%	2/7/12	210,000,000	210,000,000	(a)
Credit Suisse NY	0.357%	3/30/12	250,000,000	250,000,000	(a)
Deutsche Bank AG NY	0.448%	8/24/11	312,550,000	312,596,089	(a)
Deutsche Bank AG NY	0.390%	9/28/11	100,000,000	100,000,000
Deutsche Bank AG NY	0.260%	11/23/11	250,000,000	250,000,000
Deutsche Bank AG NY	0.509%	2/21/12	125,000,000	125,000,000	(a)
Lloyds TSB Bank PLC	0.470%	9/15/11	38,100,000	38,101,114
National Bank of Canada	0.336%	7/8/11	325,000,000	325,000,000	(a)
Natexis Banques Populaires U.S.	0.600%	7/12/11	350,000,000	350,000,000
Nordea Bank Finland NY	0.370%	7/7/11	135,000,000	134,999,327
Rabobank Nederland NY	0.400%	6/3/11	100,000,000	100,000,000
Royal Bank of Canada	0.330%	8/15/11	150,000,000	150,000,000
Royal Bank of Canada	0.300%	9/12/11	348,250,000	348,250,000	(a)
Royal Bank of Scotland	0.520%	8/4/11	400,000,000	400,000,000
Royal Bank of Scotland	0.717%	8/10/11	250,000,000	250,000,000	(a)
Royal Bank of Scotland	0.659%	8/23/11	85,000,000	85,000,000	(a)
Societe Generale NY	0.460%	8/19/11	100,000,000	100,000,000	(a)
Societe Generale NY	0.773%	1/30/12	250,000,000	250,000,000	(a)
Societe Generale NY	0.668%	5/9/12	200,000,000	200,000,000	(a)
Standard Chartered Bank NY	0.370%	9/8/11	150,000,000	150,000,000
Standard Chartered Bank NY	0.385%	10/11/11	200,000,000	200,003,660
Standard Chartered Bank NY	0.497%	4/6/12	171,000,000	171,000,000	(a)
Sumitomo Mitsui Banking Corp.	0.270%	8/24/11	400,000,000	400,000,000
Svenska Handelsbanken AB	0.205%	8/10/11	100,000,000	100,000,486
Svenska Handelsbanken AB	0.330%	9/30/11	200,000,000	200,000,000
Svenska Handelsbanken AB	0.295%	10/28/11	106,750,000	106,756,608
Toronto Dominion Bank NY	0.235%	11/10/11	300,000,000	300,000,000
Toronto Dominion Bank NY	0.280%	1/12/12	250,000,000	250,000,000	(a)
UBS AG Stamford CT	0.400%	7/26/11	275,000,000	275,000,000
UBS AG Stamford CT	0.591%	9/28/11	125,000,000	125,000,000	(a)
UBS AG Stamford CT	0.477%	4/5/12	380,000,000	380,000,000	(a)

Total Certificates of Deposit				10,310,756,442

Certificates of Deposit (Euro) - 2.2%
ING Bank	0.450%	8/12/11	200,000,000	200,003,991
ING Bank	0.450%	9/9/11	100,000,000	100,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit (Euro) - continued
ING Bank	0.600%	10/20/11	$285,000,000	$285,011,114
National Australia Bank Ltd.	0.340%	9/26/11	150,000,000	150,000,000

Total Certificates of Deposit (Euro)				735,015,105

Commercial Paper - 27.1%
ANZ National International Ltd.	0.337%	10/11/11	300,000,000	300,000,000	(a)(b)
ASB Finance Ltd.	0.374%	8/12/11	100,000,000	100,001,879	(a)(b)
ASB Finance Ltd.	0.365%	9/23/11	101,000,000	101,000,000	(a)(b)
ASB Finance Ltd.	0.338%	3/15/12	100,000,000	99,996,044	(a)(b)
ASB Finance Ltd.	0.333%	5/24/12	125,000,000	125,000,000	(a)(b)
Australia & New Zealand Banking Group Ltd.	0.300%	9/26/11	100,000,000	99,902,500	(b)(c)
Banco Bilbao Vizcaya Argentaria SA	0.400%	6/27/11	375,000,000	374,891,668	(b)(c)
BNZ International Funding Ltd.	0.401%	7/19/11	100,000,000	99,946,667	(b)(c)
BNZ International Funding Ltd.	0.344%	11/10/11	130,000,000	129,994,203	(a)(b)
Caisse D’Amortissement de la Dette Sociale	0.275%	11/28/11	300,000,000	299,587,500	(b)(c)
Caisse D’Amortissement de la Dette Sociale	0.011%	5/25/12	165,000,000	164,982,062	(a)(b)(c)
Commerzbank U.S. Finance	0.481%	10/13/11	300,000,000	299,464,000	(c)
Commerzbank U.S. Finance	0.421%	10/26/11	40,000,000	39,931,400	(c)
Commerzbank U.S. Finance	0.451%	10/28/11	250,000,000	249,534,375	(c)
Commerzbank U.S. Finance	0.411%	11/4/11	200,000,000	199,644,666	(c)
Commonwealth Bank of Australia	0.288%	8/4/11	80,000,000	80,000,000	(a)(b)
Commonwealth Bank of Australia	0.360%	12/8/11	150,000,000	150,000,000	(a)(b)
Credit Agricole N.A. Inc.	0.381%	11/7/11	100,000,000	99,832,167	(c)
Credit Suisse NY	0.371%	7/11/11	300,000,000	299,876,667	(c)
Danske Corp.	0.421%	7/13/11	250,000,000	249,877,500	(b)(c)
Danske Corp.	0.416%	9/21/11	100,000,000	99,870,889	(b)(c)
Danske Corp.	0.416%	9/21/11	98,000,000	97,881,093	(b)(c)
DnB NOR Bank ASA	0.105%	6/1/11	100,000,000	100,000,000	(b)(c)
DnB NOR Bank ASA	0.311%	8/29/11	50,000,000	50,000,000	(a)
DnB NOR Bank ASA	0.300%	10/3/11	196,950,000	196,746,485	(b)(c)
DnB NOR Bank ASA	0.316%	10/28/11	250,000,000	250,000,000	(a)(b)
DnB NOR Bank ASA	0.311%	4/2/12	75,000,000	75,000,000	(a)(b)
Intesa Funding LLC	0.135%	6/2/11	350,000,000	349,998,687	(c)
Lloyds TSB Bank PLC	0.451%	9/16/11	700,000,000	699,063,750	(c)
Natexis Banques Populaires U.S.	0.461%	10/14/11	300,000,000	299,482,499	(c)
Natixis U.S. Finance Corp.	0.496%	6/15/11	150,000,000	149,971,125	(c)
Rabobank USA Finance Corp.	0.356%	9/8/11	150,000,000	149,853,563	(c)
Reckitt Benckiser Treasury	0.441%	10/5/11	50,987,000	50,908,480	(b)(c)
Reckitt Benckiser Treasury	0.441%	10/6/11	34,500,000	34,446,448	(b)(c)
Reckitt Benckiser Treasury	0.441%	10/7/11	50,000,000	49,921,778	(b)(c)
Reckitt Benckiser Treasury	0.441%	10/11/11	75,000,000	74,879,000	(b)(c)
Reckitt Benckiser Treasury	0.411%	1/9/12	100,000,000	99,747,167	(b)(c)
Sanofi-Aventis SA	0.341%	9/14/11	116,630,000	116,514,342	(b)(c)
Sanofi-Aventis SA	0.341%	9/16/11	295,000,000	294,701,887	(b)(c)
Skandinaviska Enskilda Banken AG	0.526%	6/9/11	200,000,000	199,976,667	(b)(c)
Skandinaviska Enskilda Banken AG	0.536%	9/23/11	200,000,000	199,661,167	(b)(c)
Skandinaviska Enskilda Banken AG	0.501%	10/11/11	100,000,000	99,816,666	(b)(c)
Societe Generale N.A.	0.481%	6/17/11	225,000,000	224,952,000	(c)
Standard Chartered Bank	0.522%	11/10/11	115,000,000	114,730,900	(b)(c)
Sumitomo Mitsui Banking Corp.	0.270%	8/25/11	258,000,000	257,835,525	(b)(c)
Svenska Handlesbanken AB	0.300%	11/15/11	141,300,000	141,103,357	(b)(c)
Swedbank	0.582%	6/6/11	150,000,000	149,987,917	(c)
Swedbank	0.592%	6/8/11	100,000,000	99,988,528	(c)
Swedbank	0.592%	7/12/11	200,000,000	199,865,611	(c)
Swedbank	0.582%	7/13/11	175,000,000	174,881,583	(c)
Swedbank	0.602%	8/3/11	100,000,000	99,895,000	(c)
Toronto Dominion Holdings	0.331%	9/9/11	148,700,000	148,563,691	(b)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
Westpac Banking Corp.	0.351%	8/24/11	$350,000,000	$349,714,167	(b)(c)

Total Commercial Paper				9,263,423,270

Corporate Bonds & Notes - 6.4%
Commonwealth Bank of Australia	0.344%	6/27/12	100,000,000	100,000,000	(a)(b)
ING Bank NV	0.783%	2/2/12	164,500,000	164,500,000	(a)(b)
JPMorgan Chase Bank N.A.	0.235%	1/20/12	362,000,000	362,000,000	(a)
National Australia Bank	0.270%	8/19/11	310,000,000	310,000,000	(a)(b)
New York Life Global Funding	0.310%	12/1/11	100,000,000	100,000,000	(a)(b)
Nordea Bank AB	0.361%	3/16/12	300,000,000	300,000,000	(a)(b)
Rabobank Nederland	0.331%	9/16/11	225,000,000	225,000,000	(a)(b)
Rabobank Nederland	0.298%	10/17/11	132,500,000	132,500,000	(a)(b)
Svenska Handelsbanken AB	0.368%	2/10/12	150,000,000	150,000,000	(a)(b)
Westpac Banking Corp.	0.343%	11/28/11	105,000,000	105,000,000	(a)
Westpac Banking Corp.	0.005%	5/7/12	250,000,000	249,993,162	(a)(b)(c)

Total Corporate Bonds & Notes				2,198,993,162

Medium-Term Notes - 0.7%

American Honda Finance	0.360%	12/8/11	250,000,000	250,000,000	(a)(b)

Time Deposits - 17.9%
Bank of Montreal	0.100%	6/1/11	300,000,000	300,000,000
Bank of Nova Scotia	0.090%	6/1/11	500,000,000	500,000,000	(b)
Barclays Bank PLC Grand Cayman	0.100%	6/1/11	380,000,000	380,000,000
BNP Paribas Grand Cayman	0.090%	6/1/11	222,322,000	222,322,000
Citibank Canada Toronto Branch	0.130%	6/2/11	299,750,000	299,750,000
Citibank N.A.	0.110%	6/1/11	250,000,000	250,000,000
Citibank Nassau	0.130%	6/2/11	300,000,000	300,000,000
Commerzbank AG Grand Cayman	0.120%	6/1/11	350,000,000	350,000,000
Credit Agricole	0.120%	6/1/11	325,000,000	325,000,000
DnB NOR Bank ASA	0.110%	6/1/11	500,000,000	500,000,000
Lloyds TSB Bank PLC	0.110%	6/1/11	415,000,000	415,000,000
National Australia Bank Grand Cayman	0.110%	6/1/11	300,000,000	300,000,000
National Bank of Canada	0.100%	6/1/11	400,000,000	400,000,000
Natixis	0.120%	6/1/11	350,000,000	350,000,000
Royal Bank of Scotland Cayman	0.110%	6/1/11	400,000,000	400,000,000
Societe Generale Grand Cayman	0.110%	6/1/11	360,000,000	360,000,000
Svenska Handelsbanken Grand Cayman	0.110%	6/1/11	460,000,000	460,000,000

Total Time Deposits				6,112,072,000

U.S. Government Agencies - 0.4%

Federal National Mortgage Association (FNMA), Notes	0.183%	7/26/12	140,000,000	139,991,986	(a)

U.S. Treasury Bills - 1.2%
U.S. Treasury Bills	0.100%	11/25/11	150,000,000	149,926,250	(c)
U.S. Treasury Bills	0.113%	12/1/11	250,000,000	249,857,813	(c)

Total U.S. Treasury Bills				399,784,063

U.S. Treasury Notes - 3.3%
U.S. Treasury Notes	1.125%	6/30/11	377,110,000	377,391,949
U.S. Treasury Notes	4.500%	9/30/11	375,000,000	380,223,993
U.S. Treasury Notes	0.875%	1/31/12	143,000,000	143,519,776
U.S. Treasury Notes	1.375%	2/15/12	204,490,000	205,966,503

Total U.S. Treasury Notes				1,107,102,221

Repurchase Agreements - 8.8%
Barclays Capital Inc. tri-party repurchase agreement dated 5/31/11; Proceeds at maturity - $3,000,009,167; (Fully collateralized by U.S. government obligations, 0.000% due 8/15/14 to 5/15/30 ; Market value - $3,060,000,001)	0.110%	6/1/11	3,000,000,000	3,000,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	VALUE
TOTAL INVESTMENTS - 100.7% (Cost - $34,372,141,628#)	$34,372,141,628
Liabilities in Excess of Other Assets - (0.7)%	(236,895,411)

TOTAL NET ASSETS - 100.0%	$34,135,246,217

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2011, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$34,372,141,628	—	$34,372,141,628

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio

Notes to Schedule of Investments (unaudited) (continued)

seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2011, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 25, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	July 25, 2011